UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of July 31, 2016 (Unaudited)

Deutsche Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.8%
Alaska 0.2%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	640,000	660,166
Arizona 2.5%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, Prerefunded 1/1/2017 @ 100, 5.0%, 1/1/2019	2,000,000	2,038,120
Series D, 5.5%, 1/1/2019	5,000,000	5,349,400
Maricopa County, AZ, Certificates of Participation, 5.0%, 7/1/2018	680,000	734,230
		8,121,750
California 8.4%
California, Bay Area Toll Authority, Toll Bridge Revenue, Series B, 1.5%, Mandatory Put 4/2/2018 @ 100, 4/1/2047	1,000,000	1,009,730
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.49% **, 7/1/2020, INS: NATL, LOC: JPMorgan Chase Bank NA	3,490,000	3,490,000
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, 0.74% *, Mandatory Put 12/1/2017 @ 100, 12/1/2035	5,715,000	5,697,512
California, State General Obligation, 5.25%, 4/1/2022	1,615,000	1,811,481
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, AMT, 0.9% *, Mandatory Put 11/1/2016 @ 100, 8/1/2023	2,000,000	2,000,020
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,175,700
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,449,580
San Diego, CA, Unified School District, Series A, 2.0%, 6/30/2017	3,500,000	3,547,390
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,581,543
Series C, 5.0%, 5/1/2020	2,000,000	2,318,740
		27,081,696
Colorado 0.8%
Denver City & County, CO, School District No. 1, Series B, 4.0%, 12/1/2017	2,350,000	2,458,570
Delaware 1.5%
Delaware, State General Obligation, Series A, 5.0%, 7/1/2017	1,375,000	1,432,764
Delaware, State Transportation Authority System Revenue:
Series A, 5.0%, 7/1/2017	2,000,000	2,084,400
5.0%, 7/1/2017	1,400,000	1,459,080
		4,976,244
Florida 7.8%
Broward County, FL, Airport Systems Revenue, Series P-1, AMT, 5.0%, 10/1/2021	2,640,000	3,117,206
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	415,000	436,194
Florida, State Municipal Power Agency Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2031	5,500,000	6,023,930
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,485,288
Miami-Dade County, FL, Aviation Revenue:
AMT, 5.0%, 10/1/2017	4,340,000	4,559,257
AMT, 5.0%, 10/1/2022	1,000,000	1,200,670
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,613,950
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,621,200
		25,057,695
Georgia 2.6%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,158,960
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, Second Indenture, Series B, 0.72% *, Mandatory Put 7/1/2017 @ 100, 7/1/2025	1,715,000	1,713,405
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,123,720
Series A, 5.0%, 2/15/2019	1,500,000	1,646,280
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	1,580,000	1,853,466
		8,495,831
Hawaii 0.5%
Hawaii, State General Obligation, Series DQ, 5.0%, 6/1/2017	1,525,000	1,583,179
Illinois 7.5%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,857,194
Chicago, IL, O'Hare International Airport Revenue, Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,102,720
Granite City, IL, Waste Management, Inc. Project, AMT, 1.125% *, Mandatory Put 5/1/2017 @ 100, 5/1/2027	3,000,000	3,005,370
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,304,460
Illinois, Regional Transportation Authority, Series A, 5.0%, 7/1/2022, INS: NATL	2,320,000	2,330,974
Illinois, State Finance Authority Revenue, University of Chicago:
Series B, ETM, Prerefunded, 5.0%, 7/1/2017	345,000	359,248
Series B, 5.0%, 7/1/2017	4,655,000	4,845,250
Illinois, State General Obligation, 5.0%, 1/1/2017	3,500,000	3,556,840
Lake County, IL, Forest Preserve District, Series A, 0.917% *, 12/15/2020	5,000,000	4,947,000
		24,309,056
Maine 0.5%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	1,545,000	1,652,779
Maryland 1.7%
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,347,550
Massachusetts 5.1%
Massachusetts, State Consolidated Loan:
Series 3, 4.0%, 5/1/2017	1,330,000	1,366,256
Series C, 5.5%, 11/1/2017, INS: NATL	2,000,000	2,127,080
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 0.99% *, Mandatory Put 1/30/2018 @ 100, 7/1/2038	4,915,000	4,914,557
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2017	2,100,000	2,180,325
Massachusetts, State Water Resources Authority, Series A, ETM, Prerefunded, 5.25%, 8/1/2017, INS: NATL	1,690,000	1,769,954
University of Massachusetts, Building Authority Revenue, Series 2, 0.74% *, 11/1/2034	4,000,000	4,000,000
		16,358,172
Michigan 4.7%
Michigan, State Finance Authority Revenue, Series C-3, 4.0%, 4/1/2017 (a)	4,000,000	4,080,040
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	4,175,000	4,520,106
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit Group:
Series B-3, Prerefunded 2/1/2018 @ 100, 0.95%, 11/15/2033	35,000	35,084
Series B-3, 0.95%, Mandatory Put 2/1/2018 @ 100, 11/15/2033	965,000	968,020
Series F2, 1.5%, Mandatory Put 3/1/2017 @ 100, 11/15/2047	1,010,000	1,014,939
Series F5, 1.5%, Mandatory Put 3/15/2017 @ 100, 11/15/2047	1,225,000	1,231,358
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,405,960
		15,255,507
Mississippi 1.3%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	4,253,980
Missouri 0.8%
Missouri, State Highways & Transit Commission, State Road Revenue, Second Lien, 5.0%, 5/1/2017	2,000,000	2,068,960
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	375,000	395,610
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	240,000	256,891
		2,721,461
Nebraska 0.7%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series A, 2.5%, 9/1/2034	540,000	545,648
Series E, 3.0%, 3/1/2043	310,000	317,400
Series C, 4.5%, 9/1/2043	1,205,000	1,236,860
		2,099,908
Nevada 1.7%
Las Vegas Valley, NV, Water District, Series C, 5.0%, 9/15/2023	3,590,000	4,482,905
Nevada, State General Obligation, Series E, 5.0%, 2/1/2018	1,065,000	1,136,376
		5,619,281
New Jersey 2.6%
New Jersey, State Health Care Facilities Financing Authority Revenue, Princeton Healthcare System, Series A, 5.0%, 7/1/2018	540,000	581,931
New Jersey, State Turnpike Authority Revenue:
Series B-2, 0.749% *, Mandatory Put 1/1/2017 @ 100, 1/1/2024	3,750,000	3,746,063
Series C, 0.92% *, 1/1/2017	4,000,000	4,000,720
		8,328,714
New Mexico 0.6%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 5.35%, 9/1/2040	360,000	382,802
New Mexico, State Finance Authority, State Transportation Revenue, 5.0%, 6/15/2017	1,360,000	1,414,523
		1,797,325
New York 13.3%
New York, General Obligation:
Series L-4, 0.4% **, 4/1/2038, LOC: U.S. Bank NA	3,000,000	3,000,000
Series G, 5.0%, 8/1/2017	2,320,000	2,425,374
Series B, 5.0%, 8/1/2018	2,500,000	2,721,325
New York, Metropolitan Transportation Authority Revenue, Series D-2B, 0.922% *, Mandatory Put 5/15/2018 @ 100, 11/1/2032, INS: AGMC	2,800,000	2,792,020
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-2B, 1.02% *, Mandatory Put 11/1/2019 @ 100, 11/1/2031	4,000,000	3,986,760
New York, State Dormitory Authority Revenues, State Supported Debt, Third Generation Resolution, State University Educational Facilities, Series A, 5.0%, 5/15/2017	5,000,000	5,179,800
New York, State Thruway Authority, Series J, 5.0%, 1/1/2024	7,000,000	8,832,460
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal One Group Association LP, AMT, 5.0%, 1/1/2018	5,000,000	5,294,900
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series D, 5.0%, 3/15/2018	1,000,000	1,072,990
New York, Triborough Bridge & Tunnel Authority Revenues, Series ABCD-4, 0.79% *, 1/1/2018, INS: AGMC	1,835,000	1,831,165
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 0.44% **, 5/1/2028, LOC: Morgan Stanley Bank	2,300,000	2,300,000
Port Authority of New York & New Jersey, Series 188, AMT, 5.0%, 5/1/2023	1,535,000	1,877,106
Port Authority of New York & New Jersey, One Hundred Eighty Fifth, AMT, 5.0%, 9/1/2017	1,500,000	1,569,885
		42,883,785
North Carolina 3.1%
Charlotte, NC, General Obligation, Series B, 5.0%, 7/1/2017	1,295,000	1,349,403
Mecklenburg County, NC, General Obligation, Series A, 4.0%, 8/1/2018	1,300,000	1,390,545
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, ETM, 5.0%, 1/1/2017	1,500,000	1,528,530
Raleigh, NC, Combined Enterprise Systems Revenue:
Series B, 5.0%, 12/1/2023	2,500,000	3,180,850
Series B, 5.0%, 12/1/2024	1,295,000	1,681,570
Wake County, NC, Public Improvements, Series B, 5.0%, 5/1/2017	800,000	827,584
		9,958,482
Ohio 3.8%
Columbus, OH, General Obligation, Series A, Prerefunded 9/1/2017 @ 100, 5.0%, 9/1/2020	1,000,000	1,049,160
Ohio, State Common Schools:
Series C, 4.0%, 9/15/2017	3,835,000	3,986,137
Series A, 5.0%, 9/15/2017	4,000,000	4,204,920
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,677,725
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	200,000	208,548
		12,126,490
Oregon 0.6%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	1,805,000	1,943,227
Pennsylvania 3.5%
Lehigh County, PA, Industrial Development Authority Revenue, PPL Electric Utilities Corp.:
Series B, 0.9%, Mandatory Put 8/15/2017 @ 100, 2/15/2027	445,000	445,774
Series A, 0.9%, Mandatory Put 9/1/2017 @ 100, 9/1/2029	450,000	450,671
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Series A, AMT, 0.75% *, Mandatory Put 10/3/2016 @ 100, 4/1/2019	2,000,000	2,000,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	785,000	833,725
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 119, 3.5%, 10/1/2041	2,470,000	2,640,010
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 1.32% *, 12/1/2020	2,000,000	1,994,620
Series B, 1.59% *, 12/1/2019	1,500,000	1,511,505
Series A-1, 5.0%, 12/1/2024	1,000,000	1,261,440
		11,137,745
South Carolina 1.9%
Charleston County, SC, School District, Bond Anticipation Notes, Series C, 5.0%, 5/2/2017	5,000,000	5,168,050
South Carolina, Beaufort-Jasper Water & Sewer Authority, Waterworks & Sewer System Revenue, Series B, 5.0%, 3/1/2018	1,000,000	1,050,030
		6,218,080
South Dakota 0.4%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series A, AMT, 4.5%, 5/1/2031	1,045,000	1,125,528
Tennessee 1.4%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	1,590,000	1,661,725
Tennessee, State General Obligation, Series C, Prerefunded 5/1/2018 @ 100, 5.0%, 5/1/2023	1,675,000	1,805,600
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	530,000	565,918
Series 1A, AMT, 4.5%, 1/1/2038	545,000	581,422
		4,614,665
Texas 15.7%
Allen, TX, Independent School District, 5.0%, 2/15/2024	1,000,000	1,176,980
Alvin, TX, Independent School District, School House, Series C, 5.0%, 2/15/2018	1,575,000	1,682,447
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 5.0%, Mandatory Put 1/7/2021 @ 100, 1/1/2045	1,000,000	1,136,550
Dallas, TX, Independent School District, 5.0%, 2/15/2017	500,000	512,400
Dallas, TX, Independent School District, Multi-Modal School Building, Series B-1, 3.0%, Mandatory Put 2/15/2017 @ 100, 2/15/2036	1,000,000	1,013,200
Dallas, TX, Water Works & Sewer Systems Revenue, Series A, 3.0%, 10/1/2017	2,470,000	2,541,926
Fort Bend, TX, Independent School District Building: Series A, 0.9%, Mandatory Put 8/1/2018 @ 100, 8/1/2040	2,000,000	2,002,260
Series A, 0.66%, Mandatory Put 8/1/2016 @ 100, 8/1/2040	995,000	995,010
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, 1.02% *, Mandatory Put 12/1/2019 @ 100, 12/1/2042	4,000,000	3,990,400
Houston, TX, General Obligation, Series A, 5.0%, 3/1/2024	1,000,000	1,247,870
Houston, TX, Independent School District:
Series 2014A-1A, 2.0%, Mandatory Put 6/1/2017 @ 100, 6/1/2039	1,860,000	1,879,418
5.0%, 2/15/2018	3,265,000	3,492,081
North Texas, Tollway Authority Revenue, 5.0%, 1/1/2020	3,000,000	3,410,310
Plano, TX, Independent School District, Series B, 5.0%, 2/15/2018	1,000,000	1,068,220
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2021	2,435,000	2,862,221
Texas, Dallas-Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2022	1,485,000	1,736,797
Series D, 5.0%, 11/1/2023	2,890,000	3,377,398
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 1.137% *, 9/15/2017, GTY: JPMorgan Chase & Co.	1,955,000	1,955,528
Texas, State General Obligation, Series B-2, 2.0%, Mandatory Put 8/1/2019 @ 100, 8/1/2025	1,215,000	1,230,260
Texas, State Technical College System, Constitutional Appropriation, 5.0%, 10/15/2024	2,785,000	3,566,749
Texas, State Transportation Commission Mobility Fund, Series B, 0.82% *, Mandatory Put 10/1/2018 @ 100, 10/1/2041	2,500,000	2,484,625
Texas, State Transportation Commission, State Highway Fund Revenue, First Tier:
3.0%, 10/1/2017	2,000,000	2,059,420
Series A, 4.75%, 4/1/2017	960,000	988,032
Texas, State Water Financial Assistance, Series A2, 2.0%, Mandatory Put 2/1/2018 @ 100, 8/1/2029	2,670,000	2,670,534
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2017	1,270,000	1,346,416
		50,427,052
Virginia 1.9%
Virginia, State College Building Authority, Educational Facilities Revenue, Series A, 5.0%, 2/1/2017	4,800,000	4,911,840
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program:
Series B, ETM, Prerefunded, 5.0%, 11/1/2016	290,000	293,354
Series B, 5.0%, 11/1/2016	1,010,000	1,021,928
		6,227,122
Washington 2.7%
King County, WA, School District No. 409, 3.0%, 12/1/2017	1,405,000	1,450,438
Tacoma, WA, Electric System Revenue, Series A, 4.0%, 1/1/2018	1,500,000	1,571,670
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2018	1,200,000	1,301,964
Washington, Energy Northwest Electric Revenue, Project No. 1, Series A, 4.0%, 7/1/2017	500,000	516,315
Washington, State General Obligation, Series R-2013A, 5.0%, 7/1/2017	2,250,000	2,344,095
Washington, State General Obligation, Various Purposes, Series R-C, 5.0%, 7/1/2017	1,540,000	1,604,403
		8,788,885
Total Municipal Bonds and Notes (Cost $313,026,385)		321,629,925
	Shares	Value ($)
Open-End Investment Company 0.5%
BlackRock Muni Fund, 0.17% *** (Cost $1,709,589)	1,709,589	1,709,589
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $314,735,974) †	100.3	323,339,514
Other Assets and Liabilities, Net	(0.3)	(1,104,353)
Net Assets	100.0	322,235,161

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2016.
** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2016.
*** Current yield; not a coupon rate.
† The cost for federal income tax purposes was $314,735,974. At July 31, 2016, net unrealized appreciation for all securities based on tax cost was $8,603,540. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,793,061 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $189,521.
(a) When-issued security.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (b)	$—	$321,629,925	$—	$321,629,925
Open-End Investment Company	1,709,589	—	—	1,709,589
Total	$1,709,589	$321,629,925	$—	$323,339,514

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short-Term Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016